CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 255,605	$ 228,830	$ 255,863
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	37,667	47,659	43,107
Depreciation and amortization	31,830	30,323	30,026
Stock-based compensation expense	15,590	15,693	14,898
Pension expense (income)	8,772	6,078	3,515
Net amortization (accretion) on investment securities	(3,264)	3,066	7,190
Net (gain) loss on investments securities	22,324	22,575	1,052
Originations of loans held for sale	(588,444)	(420,946)	(294,037)
Net (gains) losses on sales of loans held for sale	(24,885)	(17,918)	(13,217)
Proceeds from sales of loans held for sale	609,558	434,896	302,609
Deferred income taxes	18,907	21,202	13,365
Operating Lease, Expense	7,993	8,095	7,773
Operating Lease, Payments	(8,520)	(8,441)	(7,819)
Life Insurance, Corporate or Bank Owned, Change in Value	5,690	4,220	5,033
Decrease (increase) in interest receivable	2,540	4,958	(9,567)
(Decrease) increase in interest payable	(5,470)	(8,044)	40,305
Decrease (increase) in other assets	(43,870)	(172,489)	159,446
(Decrease) increase in other liabilities	7,218	70,839	(62,507)
Net cash provided by (used in) operating activities	337,861	262,156	486,969
Investing activities
Proceeds from Sale of Debt Securities, Available-for-sale	752,278	352,464	92,187
Proceeds from calls, paydowns and maturities of securities available-for-sale	655,467	482,587	440,815
Payments to Acquire Debt Securities, Available-for-sale	(1,794,387)	(981,290)	(96,745)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	18,674	3,621	3,902
Proceeds from Sale of Other Investments	19,810	11,559	0
Proceeds from Maturities, Prepayments and Calls of Other Investments	52,294	54,655	29,713
Purchases of other investment securities	(74,657)	(48,291)	(16,292)
Net decrease (increase) in interest-bearing deposits with other banks	132,890	62,732	(404,778)
Payments for (Proceeds from) Other Loans and Leases	97,881	769,221	665,861
Proceeds from Sale of Other Real Estate	166	136	288
Purchases of premises and equipment	(20,757)	(21,075)	(24,135)
Net change in operating leases	(4,884)	(55,905)	(61,476)
Payment to Acquire Life Insurance Policy, Investing Activities	175	0	0
Proceeds from Life Insurance Policy	1,624	4,880	4,652
Net cash acquired (paid) in business combinations	(187,186)	(96,887)	(3,535)
Net cash provided by (used in) investing activities	(546,724)	(1,000,035)	(701,265)
Financing activities
Net (decrease) increase in total deposits	302,180	968,341	659,620
Net (decrease) increase in short-term borrowings	(158,550)	(182,362)	(349,342)
Proceeds from (Repayments of) Other Long-Term Debt	(131,487)	2,643	(3,313)
Proceeds from Issuance of Subordinated Long-term Debt	300,000	0	0
Payments of Debt Issuance Costs	(4,339)	0	0
Cash dividends paid on common stock	(94,646)	(89,544)	(87,159)
Proceeds from exercise of stock options	0	0	48
Net cash provided by (used in) financing activities	213,158	699,078	219,854
Cash and due from banks
Net (decrease) increase in Cash and due from banks	4,295	(38,801)	5,558
Cash and due from banks at beginning of year	174,258	213,059	207,501
Cash and due from banks at end of year	178,553	174,258	213,059
Supplemental disclosures
Interest paid	364,965	398,129	234,929
Income taxes paid	9,213	27,523	10,076
Acquisition of other real estate owned through foreclosure	333	119	387
Issuance of restricted stock awards	14,854	13,945	12,503
Common stock issued in bank acquisitions	64,450	0	0
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	1,804,277	914	(3,420)
Total liabilities assumed	1,896,145	2,702	941
Goodwill	$ 91,868	$ 1,788	$ 4,361